Warrant Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value of Convertible Preferred Stock Warrant Liability	The Company used the following inputs:

	March 31, 2016	December 31, 2015
Volatility	90%	90%
Expected Term (years)	3.92	4.17
Expected dividend yield	—%	—%
Risk-free rate	1.03%	1.76%

Series B Warrant [Member]
Fair Value of Convertible Preferred Stock Warrant Liability

As of December 31, 2015 and December 31, 2014 the Company used a Monte Carlo simulation to calculate the fair value of its Series B Warrant liability. This model is dependent upon several variables such as the warrant’s term, exercise price, current stock price, risk-free interest rate estimated over the contractual term, estimated volatility of our stock over the term of the warrant and the estimated market price of our stock during the cashless exercise period. The risk-free rate is based on U.S. Treasury securities with similar maturities as the expected terms of the warrants. The volatility is estimated based on blending the volatility rates for a number of similar publicly-traded companies. The Company used the following inputs:

	December 31, 2015	December 31, 2014
Volatility	90%	87%
Expected Term (years)	0.12	1.10
Expected dividend yield	—%	—%
Risk-free rate	0.65%	0.26%

Series C Warrant Liability [Member]
Fair Value of Convertible Preferred Stock Warrant Liability

The Company has calculated the fair value of the Series C warrants using a Black-Scholes pricing model, which requires the input of highly subjective assumptions including the expected stock price volatility. The Company used the following inputs:

	December 31, 2015	March 5, 2015
Volatility	90%	86%
Expected Term (years)	4.17	5.00
Expected dividend yield	—%	—%
Risk-free rate	1.76%	1.35%